6. ACQUISITION OF TRANSTECH	12 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
6. ACQUISITION OF TRANSTECH

The Company’s wholly owned subsidiary, TransTech Systems, Inc., based in Aurora, Oregon, is a distributor of products, including systems solutions, components and consumables, for employee and government identification, document authentication, access control, and radio frequency identification.  TransTech provides these products and services, along with marketing and business development assistance to a growing channel of value-added resellers and system integrators throughout North America.

TransTech provides its channel partners pre-and post-sales support in the industry.  Technical Services covers training and installation support, in-warranty repair, out of warranty repair, and spares programs.  Our customer service team provides full sales, configuration, and logistics services.  An increasing number of manufacturers are turning to TransTech Systems for channel development and introduction of their products to our market space.

The Company closed the acquisition of TransTech on June 8, 2010. The Company acquired our 100% interest in TransTech by issuing a Promissory Note to James Gingo, the President and sole shareholder of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent per annum from the date of the Note. The Note was secured by a security interest in the stock and assets of TransTech, and was payable over a period of three years. The final balance of $1,000,000 on the Note and accrued interest of $30,397 were paid to Mr. Gingo on June 12, 2013, to complete payment of the purchase price for the TransTech stock.

On June 8, 2010 in connection with the acquisition of TransTech, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul Bonderson, a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

This acquisition is expected to accelerate market entry and penetration through well-operated and positioned dealers of security and authentication systems, thus creating a natural distribution channel for products featuring the company’s proprietary ChromaID technology.